Financial Risk Management and Financial Instruments - Additional Information (Detail) - shares	12 Months Ended
	Dec. 31, 2021	Sep. 29, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about financial instruments [line items]
Number of shares issued	56,937,682		53,750,386	47,985,837	42,135,448	36,984,292	32,421,121
American Depositary Shares [Member]
Disclosure of detailed information about financial instruments [line items]
Share repurchase program, Number of shares authorized to be repurchased		25
Liquidity risk [member]
Disclosure of detailed information about financial instruments [line items]
Weighted Average Duration Of Marketable Securities Current	5 months 24 days
Weighted Average Duration Of Marketable Securities Noncurrent	16 months 21 days
Weighted Average Duration Of Marketable Securities	9 months 6 days
Financial Assets Duration Period	12 months
Danish Kroner (DKK) [member]
Disclosure of detailed information about financial instruments [line items]
Foreign currency target percentage	4.50%